Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2010 Fund
Bar Chart Table:
Annual Return 2019	14.47%
Annual Return 2020	10.58%
Annual Return 2021	5.16%
Annual Return 2022	(13.54%)
Annual Return 2023	9.63%